CERT NYS

File# 1-37890

16005089

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

SEP 2 3 2016

Washington, DC 20549

September 23, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.125% Senior Notes Due 2023 of Celanese Corporation guaranteed by Celanese Americas LLC, Celanese Acetate LLC, Celanese Chemicals, Inc., CNA Holdings LLC, Celanese International Corporation, Celtran, Inc., KEP Americas Engineering Plastics, LLC, Ticona Fortron Inc., Ticona Polymers, Inc., Ticona LLC, Celanese Global Relocation LLC , Celanese Ltd., and Celanese Sales U.S. Ltd. of the Issuer under the Exchange Act of 1934.

Sincerely,